Investments in Associates and Joint Ventures - Summary of Financial Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	$ 162,179	$ 172,727	$ 76,785
Current assets	420,739	660,578
Current liabilities	272,806	436,365
Revenue	278,906	245,536
Depreciation and amortization	(68,414)	(63,343)
Income tax expense	83,403	29,909
Loss from continued operations	(3,300,493)	(300,740)
Loss from discontinued operations, net tax	(9,844)	144
Other comprehensive income	(49,252)	(72,166)
Total comprehensive loss	(3,359,589)	(372,762)
Total for Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		65,867
Current assets		219,455
Non-current assets		487,278
Current financial liabilities, excluding trade and other payables and provisions		22,241
Current liabilities		55,769
Non-current financial liabilities		73,364
Non-current liabilities		73,377
Revenue		136,424
Depreciation and amortization		(30,040)
Interest income		1,691
Interest expense		(22,893)
Income tax expense		(16,000)
Loss from continued operations		(46,456)
Loss from discontinued operations, net tax		(916)
Other comprehensive income		(2,532)
Total comprehensive loss		(49,904)
Cann Group
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents	7,513	43,752
Current assets	12,760	69,620
Non-current assets	58,521	7,208
Current financial liabilities, excluding trade and other payables and provisions	0	4
Current liabilities	5,497	1,394
Non-current financial liabilities	0	0
Non-current liabilities	835	13
Revenue	1,025	0
Depreciation and amortization	(1,992)	0
Interest income	448	1,691
Interest expense	(83)	(21)
Income tax expense	0	0
Loss from continued operations	(15,084)	(9,276)
Loss from discontinued operations, net tax	0	0
Other comprehensive income	0	0
Total comprehensive loss	$ (15,084)	(9,276)
Alcanna
Disclosure Of Joint Ventures And Associates [Line Items]
Cash and cash equivalents		22,115
Current assets		149,835
Non-current assets		480,070
Current financial liabilities, excluding trade and other payables and provisions		22,237
Current liabilities		54,375
Non-current financial liabilities		73,364
Non-current liabilities		73,364
Revenue		136,424
Depreciation and amortization		(30,040)
Interest income		0
Interest expense		(22,872)
Income tax expense		(16,000)
Loss from continued operations		(37,180)
Loss from discontinued operations, net tax		(916)
Other comprehensive income		(2,532)
Total comprehensive loss		$ (40,628)